Shareholder Report, Line Graph (Details) - USD ($)			10 Months Ended	12 Months Ended			22 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 29, 2023	Oct. 31, 2015	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000056395
Account Value [Line Items]
Line Graph and Table Measure Name				Miller Convertible Bond Fund
Accumulated Value		$ 9,426			$ 9,903			$ 10,767	$ 10,605	$ 11,175	$ 12,552	$ 13,876	$ 12,564	$ 12,500	$ 14,081	$ 14,766
C000081917
Account Value [Line Items]
Line Graph and Table Measure Name				Miller Convertible Bond Fund
Accumulated Value		10,000			10,450			11,301	11,070	11,615	12,971	14,266	12,865	12,729	14,268	14,880
C000056396
Account Value [Line Items]
Line Graph and Table Measure Name				Miller Convertible Bond Fund
Accumulated Value		1,000,000			1,055,550			1,153,406	1,140,911	1,208,263	1,364,473	1,515,075	1,379,507	1,378,094	1,560,447	1,644,259
C000146257
Account Value [Line Items]
Line Graph and Table Measure Name				Miller Intermediate Bond Fund
Accumulated Value		1,000,000			1,067,590			1,113,970	1,124,663	1,181,802	1,269,884	1,407,405	1,306,868	1,327,100	1,512,924	1,606,296
C000230985
Account Value [Line Items]
Line Graph and Table Measure Name				Miller Market Neutral Income Fund
Accumulated Value	$ 1,000,000		$ 1,079,835				$ 1,187,055
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,437			10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,437			10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		1,000,000			1,043,702			1,053,120	1,031,496	1,150,215	1,221,380	1,215,540	1,024,913	1,028,563	1,137,038	1,207,067
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
ICE BofA All Convertibles Exclude Mandatory All Qualities
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA All Convertibles Exclude Mandatory All Qualities Index
Accumulated Value		10,000			10,448			12,609	13,119	14,745	19,342	25,920	20,266	20,280	24,566	30,322
ICE BofA Yield Alternative US Convertible Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA Yield Alternative US Convertible Index
Accumulated Value		10,000			10,307			11,239	11,699	12,691	13,512	15,670	13,075	13,699	16,216	18,424
ICE BofA All Convertibles Exclude Mandatory All Qualities
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA All Convertibles Exclude Mandatory All Qualities Index
Accumulated Value		10,000			10,448			12,609	13,119	14,745	19,342	25,920	20,266	20,280	24,566	30,322
ICE BofA Yield Alternative US Convertible Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA Yield Alternative US Convertible Index
Accumulated Value		10,000			10,307			11,239	11,699	12,691	13,512	15,670	13,075	13,699	16,216	18,424
ICE BofA All Convertibles Exclude Mandatory All Qualities
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA All Convertibles Exclude Mandatory All Qualities Index
ICE BofA Yield Alternative US Convertible Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA Yield Alternative US Convertible Index
Accumulated Value		$ 1,000,000			$ 1,030,662			$ 1,123,942	$ 1,169,855	$ 1,269,117	$ 1,351,242	$ 1,567,010	$ 1,307,485	$ 1,369,887	$ 1,621,598	$ 1,842,378
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 1-3 Year US Government/Credit Index
Bloomberg Short Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Short Treasury Index
Accumulated Value	$ 1,000,000		$ 1,044,206				$ 1,090,551